OTHER FINANCIAL ITEMS	9 Months Ended
Sep. 30, 2016
OTHER FINANCIAL ITEMS, NET [Abstract]
OTHER FINANCIAL ITEMS
OTHER FINANCIAL ITEMS

Other financial items are comprised of the following:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2016	2015	2016	2015
Amortization of deferred financing costs	(775)	(1,229)	(7,217)	(4,734)
Unrealized mark-to-market gains (losses) for interest rate swaps	10,858	(13,301)	(13,518)	(13,229)
Interest expense on un-designated interest rate swaps	(2,993)	(3,842)	(8,323)	(10,127)
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	159	344	829	254
Foreign exchange losses on operations	(115)	(606)	(1,091)	(1,286)
Mark-to-market adjustment for currency swap derivatives and other	(268)	(411)	(1,197)	(1,759)
Total	6,866	(19,045)	(30,517)	(30,881)